INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2019
INTANGIBLE ASSETS
Schedule of intangible assets

	As of September 30,
	2019	2018
Land use rights, cost	$557,011	$579,695
Software, cost	517,105	506,600
Other intangible assets, cost	1,561	—
Less: accumulated amortization	(156,960)	(148,074)
Intangible assets, net	$918,717	$938,221